Restructuring initiatives	12 Months Ended
Mar. 31, 2019
Restructuring Initiatives [Abstract]
Restructuring initiatives

15. Restructuring initiatives:

Nomura has been experiencing a major structural shift such as a breakdown of the traditional investment banking business model, advances in digitalization, and demographic shifts due to the shrinking population and aging society in Japan. To respond to the changing environment created by these shifts, Nomura works to swiftly reengineer its business platform and change its business approach in order to achieve sustainable growth in any business environment. Concretely, Nomura determined to eliminate the concept of regions to alleviate duplication between business and region, reduce the number of corporate functions, downscale unprofitable and low growth businesses and right-size franchise in EMEA.

As a result of the changes, Nomura recognized ¥10,348 million of severance costs reported within Non-interest expenses—Compensation and benefits in the consolidated statements of income during the year ended March 31, 2019 and within Nomura’s Wholesale and Other segments. As of March 31, 2019, these costs are reported as liabilities within Other liabilities in the consolidated statements of financial position. The most part of changes is expected to be completed during the year ending March 31, 2020. However, the total costs to be incurred going forward are currently under evaluation.